Other Reserves	12 Months Ended
Jun. 30, 2018
Disclosure of reserves within equity [abstract]
Other Reserves
OTHER RESERVES

	US dollar
Figures in million	2018	2017

Foreign exchange translation reserve (a)	(1 650)	(1 528)
Hedge reserve (b)	27	84
Share-based payments (c)	253	224
Post-retirement benefit actuarial gain/(loss) (d)	(1)	(2)
Acquisition of non-controlling interest in subsidiary (e)	(57)	(57)
Equity component of convertible bond (f)	41	41
Repurchase of equity interest (g)	(13)	(13)
Other	(2)	(4)

Total other reserves	(1 402)	(1 255)

(a)
The balance of the foreign exchange translation reserve movement represents the cumulative translation effect of the group's off-shore operations. The US dollar amount includes the translation effect from rand to US dollar.

(b)
During the year, Harmony entered into Rand gold hedging contracts. Cash flow hedge accounting is applied to these contracts, resulting in the effective portion of the unrealised gains and losses being recorded in other comprehensive income (other reserves). Refer to note 20 for further information.

25	OTHER RESERVES continued

(b)	Hedge reserve continued
The reconciliation of the hedge reserve is as follows:

	US dollar
Figures in million	2018	2017

Balance at beginning of year	84	—

	17	128

Net gain on Rand gold contracts	21	160
Deferred tax thereon	(4)	(32)

	(74)	(43)

Released to revenue	(93)	(54)
Deferred tax thereon	19	11

	—	(1)

Released to gains on derivatives (hedge ineffectiveness)	—	(1)
Deferred tax thereon	—	—

Balance at end of year	27	84

(c)	Share-based payments

	US dollar
Figures in million	2018	2017

Balance at beginning of year	224	197
Share-based payments expensed (i)	29	27

Balance at end of year	253	224

(i) The group issues equity-settled instruments to certain qualifying employees under an employee share option scheme and employee share ownership plan (ESOP) to purchase shares in the company’s authorised but unissued ordinary shares. Equity share-based payments are measured at the fair value of the equity instruments at the grant date and are expensed over the vesting period, based on the group’s estimate of the shares that are expected to vest. Refer to note 34 for more details.

(d)	The actuarial gains or losses related to the post-retirement benefit obligation will not be reclassified to the income statement.

	US dollar
Figures in million	2018	2017

Balance at beginning of year	(2)	(2)
Actuarial loss	1	—

Balance at end of year	(1)	(2)

(e)
On 15 March 2004, Harmony announced that it had made an off-market cash offer to acquire all the ordinary shares, listed and unlisted options of Abelle Limited, held by non-controlling interests. The excess of the purchase price of US$86.5 million (A$123 million) over the carrying amount of non-controlling interest acquired, amounting to US$57 million, has been accounted for under other reserves.

(f)
On 24 May 2004, the group issued a convertible bond. The amount representing the value of the equity conversion component is included in other reserves, net of deferred income taxes. The equity conversion component is determined on the issue of the bonds and is not changed in subsequent periods. The convertible bonds were repaid in 2009.

(g)
On 19 March 2010, Harmony Gold Mining Company Limited concluded an agreement with African Vanguard Resources (Proprietary) Limited (AVRD), for the purchase of its 26% share of the mining titles of the Doornkop South Reef. The original sale of the 26% share in the mining titles was accounted for as an in-substance call option by AVRD over the 26% mineral right. The agreement to purchase AVRD's 26% interest during the 2010 financial year is therefore considered to be a repurchase of the option (equity interest). The 26% interest was transferred from AVRD to Harmony in exchange for Harmony repaying the AVRD Nedbank loan and the issue of 2 162 359 Harmony shares. The difference between the value of the shares issued of US$20.5 million, the liability to the AVRD and transaction costs, have been taken directly to equity.

ACCOUNTING POLICY - PROVISIONS (APPLICABLE TO NOTES 26, 27, 28 AND 30)
Provisions are recognised when the group has a present legal or constructive obligation as a result of past events where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made.
The amount recognised as a provision is the net present value of the best estimate of the expenditure required to settle the present obligation at balance sheet date using a pre-tax rate that reflects current market assessment of the time value of money and the risks specific to the obligation. The estimate takes into account the associated risks and uncertainties. The increase in the provision due to the passage of time is recognised as interest expense.
Provisions are reviewed at each balance sheet date and adjusted to reflect the current best estimate. If it is no longer probable that an outflow of economic benefits will be required, the provision is reversed.